SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Supply Chain Financing Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supply Chain Financing [Roll Forward]
Confirmed obligations outstanding at the beginning of the year	$ 1,150	$ 1,112
Invoices confirmed during the year	3,115	3,098
Less: Confirmed invoices paid during the year	3,124	3,060
Confirmed obligations outstanding at the end of the year	$ 1,141	$ 1,150